Term Deposits (Tables)	12 Months Ended
Mar. 31, 2021
Term Deposit [Abstract]
Schedule of Term Deposits
	As at March 31
Particulars	2020	2021
Term deposits	38,030	154,868
Total	38,030	154,868
Non-current	207	25,043
Current	37,823	129,825
Total	38,030	154,868